Share-based payments - Management Incentive Plan (Details) € / shares in Units, € in Thousands				1 Months Ended	12 Months Ended
	May 13, 2022 € / shares	May 13, 2022 $ / shares	Apr. 20, 2022 type	Apr. 30, 2023 € / shares	Dec. 31, 2023 EUR (€) shares € / shares	Dec. 31, 2022 EUR (€) shares € / shares	Dec. 31, 2021 EUR (€) shares € / shares	Sep. 18, 2023 shares	Mar. 31, 2022 type
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of option types | type									2
Number of shares reserved for issuance, per option (in shares)					1
Weighted average remaining contractual life of outstanding share options					6 months
Purchase Option To Acquire MOMA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of option types | type			2
Performance Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period (in EUR per share) | € / shares					€ 0.12
Number of shares reserved for issuance, per option (in shares)					1
Management Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Blocking period			18 months		18 months
Granted during the period (in EUR per share) | € / shares				€ 0.12	€ 0	€ 0.12
Number of share options expired in share-based payment arrangement (in shares)					0
Exercised during the period (in shares)					0
Share-based payment expenses | €					€ 6,242	€ 14,361	€ 0
Fair value of options granted (in EUR per share) | € / shares						€ 7.75	€ 0
Weighted average share price, share options granted (in EUR per share) | (per share)	€ 7.87	$ 8.17
Exercise price, share options granted (in EUR per share) | € / shares	€ 0.12
Number of options exercisable (in shares)					2,658,426
Management Incentive Plan | June 29, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options exercisable (in shares)					332,303
Management Incentive Plan | Grant Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period					10 years
Number of options exercisable (in shares)					1,329,213	0
Exercised during the period (in shares)					0	0
Granted during the period (in shares)					0	1,329,213
Number of options exercisable (in shares)					1,329,213	1,329,213	0
Management Incentive Plan | Performance Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period					10 years
Number of options exercisable (in shares)					1,329,213	0		996,910
Exercised during the period (in shares)					0	0
Granted during the period (in shares)					0	1,329,213
Number of options exercisable (in shares)					1,329,213	1,329,213	0
Management Incentive Plan Modification
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expenses | €					€ 2,575	€ 0	€ 0